ACQUISITIONS - Hotels (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Acquisitions
Number of reporting units | item	1
Two individual hotels acquired in 2017
Acquisitions
Cash consideration			¥ 0
Two individual hotels acquired in 2018
Acquisitions
Cash consideration		¥ 7,000,000
Three individual companies acquired in 2019
Acquisitions
Cash consideration	¥ 54,000,000